STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

July 30, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Crow Point Small Cap Growth Fund, formerly the Crow Point Growth Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 301 to the Registration Statement of the Trust.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Rob Schaaf
Rob Schaaf

cc:     Tanya Cody, Esq.
Greenberg Traurig, LLP
2200 Ross Avenue
Suite 5200
Dallas, TX  75201